SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Segments revenues	[1]	$ 78,155	$ 64,353	$ 60,567
Segments operating profit		10,309	6,248	5,341
Depreciation, amortization and impairment expenses		2,924	3,258	3,959
Operating Segments [Member]
Segment Reporting Information [Line Items]
Segments revenues		78,155	64,353	60,567
Segments operating profit		10,309	6,248	5,341
Segments tangible and intangible assets		48,793	45,899	35,109
Depreciation, amortization and impairment expenses		2,924	2,616	3,405
Expenditure for assets		3,266	2,399	1,796
Operating Segments [Member] | Cellocator [Member]
Segment Reporting Information [Line Items]
Segments revenues		24,364	22,707	19,489
Segments operating profit		2,742	1,660	1,000
Segments tangible and intangible assets		9,026	8,359	8,469
Depreciation, amortization and impairment expenses		144	321	338
Expenditure for assets		197	135	149
Operating Segments [Member] | MRM Segment [Member]
Segment Reporting Information [Line Items]
Segments revenues		62,208	49,620	47,938
Segments operating profit		7,569	4,708	3,848
Segments tangible and intangible assets		37,799	35,392	24,836
Depreciation, amortization and impairment expenses		2,780	2,295	3,067
Expenditure for assets		3,069	2,264	1,647
Operating Segments [Member] | Elimination [Member]
Segment Reporting Information [Line Items]
Segments revenues		(8,417)	(7,974)	(6,860)
Segments operating profit		(2)	(120)	493
Segments tangible and intangible assets		1,968	2,148	1,804
Depreciation, amortization and impairment expenses		0	0	0
Expenditure for assets		$ 0	$ 0	$ 0

[1]	Revenues are attributed to geographic areas based on the location of the end customers.